Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment
		Switching
		Transmission,		Multi-		Office
		power,		channel		equipment,
		Cellular,		equipment		computers
	Land and	And satellite	Network	and	Subscriber	and
	buildings	equipment	equipment	infrastructure	equipment	vehicles	Total
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Cost
Balance as at January 1, 2017	1,051	5,457	5,740	1,036	1,464	1,003	15,751
Additions	34	408	228	165	278	75	1,188
Disposals	(81)	-	-	(1)	(4)	(2)	(88)
Balance as at December 31, 2017	1,004	5,865	5,968	1,200	1,738	1,076	16,851

Balance as at January 1, 2018	1,004	5,865	5,968	1,200	1,738	1,076	16,851
Additions	22	396	213	247	311	86	1,275
Disposals	(2)	-	-	(1)	(15)	(9)	(27)
Transfer to Investment property	(22)	-	-	-	-	-	(22)
Balance as at December 31, 2018	1,002	6,261	6,181	1,446	2,034	1,153	18,077

Depreciation and impairment losses
Balance as at January 1, 2017	402	3,472	2,736	369	953	747	8,679
Depreciation for the year	53	481	204	222	187	85	1,232
Balance as at December 31, 2017	455	3,953	2,940	591	1,140	832	9,911

Balance as at January 1, 2018	455	3,953	2,940	591	1,140	832	9,911
Depreciation for the year	73	481	210	214	215	84	1,277
Loss from impairment of assets	22	-	-	526	-	28	576
Balance as at December 31, 2018	550	4,434	3,150	1,331	1,355	944	11,764

Carrying amounts
As at January 1, 2017	649	1,985	3,004	667	511	256	7,072
As at December 31, 2017	549	1,912	3,028	609	598	244	6,940
As at December 31, 2018	452	1,827	3,031	115	679	209	6,313